HEDGE ACCOUNTING - Financial instruments for hedging - assets (Details) - COP ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of financial assets [line items]
Assets	$ 48,662	$ 20,854
Forward contracts
Disclosure of financial assets [line items]
Assets	687	4,830
Forward contracts, Foreign currency to buy
Disclosure of financial assets [line items]
Assets	687	4,630
Forward contracts, Foreign currency to sell
Disclosure of financial assets [line items]
Assets		200
Swap
Disclosure of financial assets [line items]
Assets	47,975	16,024
Interest rate swap
Disclosure of financial assets [line items]
Assets	$ 47,975	$ 16,024